Note C - Loans and Allowance for Loan Losses - Allowance for Loan Losses and the Recorded Investment of Loans Based on Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Individually evaluated for impairment	$ 807	$ 98
Collectively evaluated for impairment	5,465	6,630
Total ending allowance balance	6,272	6,728	$ 7,499	$ 7,699
Loans individually evaluated for impairment	17,135	12,618
Loans collectively evaluated for impairment	755,639	764,434
Total ending loans balance	772,774	777,052
Residential Portfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment	1,250	1,583
Total ending allowance balance	1,250	1,583	1,470	939
Loans individually evaluated for impairment	438	1,667
Loans collectively evaluated for impairment	309,815	302,412
Total ending loans balance	310,253	304,079
Commercial Real Estate Portfolio Segment [Member]
Individually evaluated for impairment	385	98
Collectively evaluated for impairment	1,543	2,088
Total ending allowance balance	1,928	2,186	2,978	4,315
Loans individually evaluated for impairment	11,300	3,835
Loans collectively evaluated for impairment	210,836	212,525
Total ending loans balance	222,136	216,360
Commercial and Industrial Portfolio Segment [Member]
Individually evaluated for impairment	303
Collectively evaluated for impairment	1,144	1,063
Total ending allowance balance	1,447	1,063	1,024	907
Loans individually evaluated for impairment	4,910	7,116
Loans collectively evaluated for impairment	95,113	106,127
Total ending loans balance	100,023	113,243
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	119
Collectively evaluated for impairment	1,528	1,896
Total ending allowance balance	1,647	1,896	$ 2,027	$ 1,538
Loans individually evaluated for impairment	487
Loans collectively evaluated for impairment	139,875	143,370
Total ending loans balance	$ 140,362	$ 143,370